Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 1,381	$ 1,545	$ 477,154
Prepaid assets	29,000		8,333
Total Current Assets	30,381	1,545	485,487
Cash and investments held in Trust Account	14,306,539	15,364,991	119,045,327
Total Assets	14,336,920	15,366,536	119,530,814
Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses	274,225	181,293	13,699
Due to related parties	703,274	402,106
Promissory notes	2,446,253	2,010,148	1,648,800
Promissory notes - related party	1,080,000	1,080,000	300,000
Total Current Liabilities	4,503,752	3,673,547	1,962,499
Warrants liabilities	439,299	522,579	533,319
Deferred underwriting compensation	4,020,797	4,020,797	4,020,797
Total Liabilities	8,963,848	8,216,923	6,516,615
Commitments and Contingencies
Ordinary shares subject to possible redemption	373,063	2,149,607	108,014,189
Shareholders’ Equity:
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding Ordinary shares, no par value; 300,000,000 shares authorized; 4,446,830 and 4,417,482 shares (excluding 33,339 and 197,756 shares subject to possible redemption) at June 30, 2021 and December 31, 2020, respectively	3,327,998	2,410,382
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding Ordinary shares, no par value; 300,000,000 shares authorized; 4,446,830 and 4,417,482 shares (excluding 33,339 and 197,756 shares subject to possible redemption) at June 30, 2021 and December 31, 2020, respectively
Ordinary shares, no par value; 300,000,000 shares authorized; 4,417,482 and 4,263,670 shares (excluding 197,756 and 10,426,080 shares subject to possible redemption) at December 31, 2020 and 2019, respectively		2,410,382	2,435,688
Retained earnings	1,672,011	2,589,624	2,564,322
Total Shareholders’ Equity	5,000,009	5,000,006	5,000,010
Total Liabilities and Shareholders’ Equity	$ 14,336,920	$ 15,366,536	$ 119,530,814